Material Related Party Transactions - Details of Significant Transactions with Related Parties (Parenthetical) (Detail) $ in Thousands, ¥ in Millions	Oct. 13, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Xiamen Airlines Company Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired	51.00%
Percentage of equity interest before acquisition	49.00%
Consideration, satisfied by cash	¥ 47
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired		49.00%	49.00%
Consideration, satisfied by cash		¥ 678	$ 99,520
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired				100.00%
Consideration, satisfied by cash				¥ 400